Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits [Roll Forward]
Balance at January 1,	$ 913	$ 913
Decrease related to current year tax position	(801)	0
Balance at December 31,	$ 112	$ 913